Note 9 - Share Capital	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	SHARE CAPITAL

(a)	Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

As at
December 31, 2019,
there were
86,545,847
shares outstanding (
December 31, 2018:
85,539,476
).

During the year ended
December 31, 2019,
442,052
stock options were exercised for cash proceeds of
$2,819.
An additional
812,323
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
428,934
shares were issued in settlement of the stock options, and the remaining
383,389
options were cancelled.

During the year ended
December 31, 2018,
no
stock options were exercised for cash and
135,000
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
58,191
shares were issued in settlement of the stock options and the remaining
76,809
options were cancelled.

During the year ended
December 31, 2019,
43,343
restricted share units,
31,876
performance share units and
60,166
deferred share units were converted into shares.

During the year ended
December 31, 2018,
2,495
restricted share units were converted into shares.

(b)	Stock options

The Company
may
enter into Incentive Stock Option Agreements with officers, employees, and consultants. On
June 15, 2017,
the Shareholders re-approved the Company’s rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may
be issuable under the Plan is set at
5%
of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (
Note
9
(c)
) shall
not
exceed
5%
of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of years. As at
December 31, 2019,
there were
1,229,341
stock options outstanding under the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation Committee consisting of three
independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set and in accordance with the Plan, cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company’s option activity for the year:

		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2019	(C$/option)	2018	(C$/option)

Outstanding, beginning of year	2,134,294	$9.59	2,269,294	$9.50
Granted	392,967	13.41	-	-
Forfeited	(43,545)	15.09	-	-
Exercised for cash	(442,052)	8.55	-	-
Exercised cashless	(812,323)	6.57	(135,000)	7.94

Outstanding, end of year	1,229,341	$12.99	2,134,294	$9.59

During the year ended
December 31, 2019,
392,967
stock options were granted (
December 31, 2018:
nil
) with a weighted average grant date fair value of
$1,231
or
$3.13
per option (
December 31, 2018:
nil
).

The Company estimated the fair value of the option using the Black-Scholes option pricing model with the following weighted average assumptions:

December 31,
2019
Risk-free interest rate	1.64%
Expected volatility	44%
Expected dividend yield	nil
Expected life ( years )	3

The expected volatility assumption was calculated with reference to the Company’s historical share price volatility up to the grant date to reflect a term approximate to the expected life of the option.

During the year ended
December 31, 2019,
1,254,375
stock options were exercised (
December 31, 2018:
135,000
) with a weighted average market share price at the date of exercise of
C$13.82
(
December 31, 2018:
C$14.12
).

The following table summarizes the Company’s stock options outstanding and exercisable as at
December 31, 2019:

Exercise price			Number	Number	Weighted average remaining
($C/option)			outstanding	exercisable	contractual life (years)
	9.28		308,333	308,333	0.93
	10.02		72,500	72,500	0.48
	12.75		25,000	-	4.85
	13.46		347,404	115,801	4.28
	13.91		264,997	176,664	2.93
	17.55		211,107	211,107	1.93
C$9.28	-	C$17.55	1,229,341	884,405	2.53

During the year ended
December 31, 2019,
the Company recorded share based payment expense of
$1,044
(
December 31, 2018:
$904
) relating to stock options vested to employees and consultants in the period.

(c)	Restricted and performance share units

On
June 15, 2017,
the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may
be issuable under the Share Unit Plan is set at
1.5%
of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (
Note

(b)
) shall
not
exceed
5%
of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of
5
years unless otherwise specified by the Board, and each unit entitles the participant to receive one
common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria.

During the year ended
December 31, 2019,
10,000
RSUs were granted (
December 31, 2018:
nil
) under the Company’s Share Unit Plan, with
3,334
vesting in

months from the grant date, and
3,333
vesting in each of

and

months from the date of grant, all with a
five
-year term. The RSUs had a grant date fair value of
$10.10
per RSU (
December 31, 2018:
nil
) as determined using the fair market value of the common shares on the date of grant. In the year ended
December 31, 2019,
43,343
RSUs (
December 31, 2018:
2,495
) were converted and settled in common shares.

During the year ended
December 31, 2019,
91,406
PSUs were granted (
December 31, 2018:
nil
) under the Company’s Share Unit Plan, of which
3,742
were subsequently forfeited in the period ended
December 31, 2019 (
December 31, 2018:
40,946
). The remaining outstanding PSUs granted vest after
three
years of service from the date of grant, and are subject to a market share price performance factor measured over a three
-year performance period. The resulting possible PSU payout range is from
0%
or
nil
PSUs to
200%
or
175,328
PSUs. The Company estimates the fair value of the PSUs on grant date using the Monte Carlo simulation model.

The
three
-year performance period for the
2016
PSU grant ended on
December 5, 2019
and resulted in a PSU vesting of
18.75%
of the initial grant or
12,390
PSUs. Consequently,
53,704
PSUs did
not
vest and were cancelled.

During the year ended
December 31, 2019,
31,876
PSUs were converted and settled in common shares (
December 31, 2018:
nil
).

As at
December 31, 2019,
there were
10,000
RSUs and
188,485
PSUs issued and outstanding under the Share Unit Plan, of which
4,040
PSUs had vested and are convertible into common shares of the Company. Included in the PSUs at
December 31, 2019,
are
172,055
PSUs with vesting conditions subject to a market share price performance factor measured over a three
-year performance period, resulting in a PSU payout range from
0%
or
nil
PSUs to
200%
or
344,110
PSUs.

The Company recognized a share-based payment expense of
$731
(
December 31, 2018:
$319
) relating to RSUs and PSUs vesting in the period.

(d)	Deferred share units

On
June 15, 2017,
the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, in the form of Deferred Share Units (“DSUs”). Directors may
also elect to receive all or a portion of their annual retainer and meeting fees in the form of DSUs. DSUs may
be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may
be issuable under the DSU Plan is set at
1.0%
of the number of issued and outstanding common shares on a non-diluted basis.

During the year ended
December 31, 2019,
141,386
DSUs were granted under the plan (
December 31, 2018:
nil
) related to both
2018
and
2019
director DSU grants. In addition,
19,955
DSUs (
December 31, 2018:
nil
) were granted to directors who elected to receive all or a portion of their annual retainer and meeting fees in the form of DSUs rather than cash. A DSU share-based payment expense of
$797
was recognized in the year ended
December 31, 2019 (
December 31, 2018:
$886
). Under the DSU plan,
no
common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant’s termination date. In the year ended
December 31, 2019,
after a director did
not
stand for re-election to the board,
60,166
DSUs were converted into shares. As at
December 31, 2019,
there are
553,914
DSUs issued and outstanding under the DSU Plan, all of which have vested.

As at
December 31, 2019,
there are
1,981,740
common shares issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing
2.29%
of the issued and outstanding common shares on a non-diluted basis, and there are
3,211,101
share-based awards available for grant under these combined share compensation arrangements.